Fair Value Disclosures on Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures on Financial Instruments
Schedule of Fair values of Financial instruments and Classification Within the Fair value Hierarchy

Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy

€ millions	Category	12/31/2021
		Carrying Amount	Measurement Categories		Fair Value

			At Amortized	At Fair Value	Level 1	Level 2	Level 3	Total
			Cost

Assets
Cash and cash equivalents		8,898
Cash at banks[1]	AC	3,149	3,149
Time deposits[1]	AC	1,467	1,467
Money market and similar funds	FVTPL	4,281		4,281	4,281			4,281
Trade and other receivables		6,499
Trade receivables[1]	AC	5,888	5,888
Other receivables[2]	—	611
Other financial assets		9,033
Debt securities	AC	30	30		30			30
Equity securities	FVTPL	5,799		5,799	772	155	4,871	5,799
Investments in associates[2]	—	155
Time deposits	AC	2,602	2,602			2,602		2,602
Financial instruments related to employee benefit plans[2]	—	201
Loans and other financial receivables	AC	186	186			186		186
Derivative assets
Designated as hedging instrument
FX forward contracts	—	1		1		1		1
Interest rate swaps	—	7		7		7		7
Not designated as hedging instrument
FX forward contracts	FVTPL	41		41		41		41
Call options for share-based payments	FVTPL	0		0		0		0
Call option on equity shares	FVTPL	10		10			10	10
Liabilities
Trade and other payables		-1,702
Trade payables[1]	AC	-1,089	-1,089
Other payables[2]	—	-613
Financial liabilities		-15,571
Non-derivative financial liabilities
Loans	AC	-1,533	-1,533			-1,533		-1,533
Bonds	AC	-10,682	-10,682		-10,248	-931		-11,179
Private placements	AC	-790	-790			-801		-801
Other non-derivative financial liabilities[3]	AC	-2,424	-2,424			-281		-281
Derivatives
Designated as hedging instrument
FX forward contracts	—	-31		-31		-31		-31
Interest rate swaps	—	-49		-49		-49		-49
Not designated as hedging instrument
FX forward contracts	FVTPL	-62		-62		-62		-62
Total financial instruments, net		7,158	-3,194	9,997	-5,164	-695	4,881	-978

Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy

€ millions	Category	12/31/2020
		Carrying Amount	Measurement Categories		Fair Value

			At Amortized	At Fair Value	Level 1	Level 2	Level 3	Total
			Cost

Assets
Cash and cash equivalents		5,311
Cash at banks[1]	AC	2,732	2,732
Time deposits[1]	AC	924	924
Money market and similar funds	FVTPL	1,655		1,655	1,655			1,655
Trade and other receivables		6,730
Trade receivables[1]	AC	6,232	6,232
Other receivables[2]	—	498
Other financial assets		5,147
Debt securities	AC	24	24		24			24
Equity securities	FVTPL	3,113		3,113	72	536	2,505	3,113
Investments in associates[2]	—	14
Time deposits	AC	1,445	1,445			1,445		1,445
Financial instruments related to employee benefit plans[2]	—	162
Loans and other financial receivables	AC	190	190			190		190
Derivative assets
Designated as hedging instrument
FX forward contracts	—	7		7		7		7
Interest rate swaps	—	114		114		114		114
Not designated as hedging instrument
FX forward contracts	FVTPL	38		38		38		38
Call options for share-based payments	FVTPL	36		36		36		36
Call option on equity shares	FVTPL	4		4			4	4
Liabilities
Trade and other payables		-1,312
Trade payables[1]	AC	-1,014	-1,014
Other payables[2]	—	-298
Financial liabilities		-15,953
Non-derivative financial liabilities
Loans	AC	-1,301	-1,301			-1,301		-1,301
Bonds	AC	-11,300	-11,300		-10,966	-931		-11,897
Private placements	AC	-742	-742			-771		-771
Other non-derivative financial liabilities[3]	AC	-2,547	-2,547			-427		-427
Derivatives
Designated as hedging instrument
FX forward contracts	—	-1		-1		-1		-1
Interest rate swaps	—	0		0		0		0
Not designated as hedging instrument
FX forward contracts	FVTPL	-61		-61		-61		-61
Total financial instruments, net		-77	-5,357	4,904	-9,214	-1,128	2,509	-7,833

[1]  We do not separately disclose the fair value for cash and cash equivalents, trade receivables, and accounts payable as their carrying amounts are a reasonable approximation of their fair values.

[2]  Since the line items Trade receivables, Trade payables, and Other financial assets contain both financial and non-financial assets or liabilities (such as other taxes or advance payments), the carrying amounts of non-financial assets or liabilities are shown to allow a reconciliation to the corresponding line items in the Consolidated Statements of Financial Position.

[3]  For lease liabilities, included in the line item Other non-derivative financial liabilities, separate disclosure of fair value is not required.

Schedule of Fair values of Financial Instruments by Instruments Classification

Fair Values of Financial Instruments by Instrument Classification

€ millions	Category	12/31/2021
		Carrying Amount	At Amortized Cost	At Fair Value
Financial assets
At fair value through profit or loss	FVTPL	10,131		10,131
At amortized cost	AC	13,323	13,323
Financial liabilities
At fair value through profit or loss	FVTPL	-62		-62
At amortized cost	AC	-16,517	-16,517

Fair Values of Financial Instruments by Instrument Classification

€ millions	Category	12/31/2020
		Carrying Amount	At Amortized Cost	At Fair Value
Financial assets
At fair value through profit or loss	FVTPL	4,846		4,846
At amortized cost	AC	11,547	11,547
Financial liabilities
At fair value through profit or loss	FVTPL	-61		-61
At amortized cost	AC	-16,904	-16,904

Schedule of Valuation Techniques of Financial Instruments Measured at Fair Value on a Recurring Basis

Type	Fair Value Hierarchy	Determination of Fair Value/Valuation Technique	Significant Unobservable Inputs	Interrelationship Between Significant Unobservable Inputs and Fair Value Measurement
Other financial assets
Money-market and similar funds	Level 1	Quoted prices in an active market	NA	NA
Debt securities	Level 1	Quoted prices in an active market	NA	NA
Listed equity securities	Level 1	Quoted prices in an active market	NA	NA
	Level 2	Quoted prices in an active market deducting a discount for the disposal restriction derived from the premium for a respective put option.	NA	NA
Unlisted equity securities	Level 3	Market approach. Comparable company valuation using revenue multiples derived from companies comparable to the investee.	-Peer companies used (revenue multiples range from 3.5 to 11.5) -Revenues of investees -Discounts for lack of marketability (10% to 32.3%)	The estimated fair value would increase (decrease) if: -The revenue multiples were higher (lower) -The investees’ revenues were higher (lower) -The liquidity discounts were lower (higher)

Type	Fair Value Hierarchy	Determination of Fair Value/Valuation Technique	Significant Unobservable Inputs	Interrelationship Between Significant Unobservable Inputs and Fair Value Measurement

Market approach. Venture capital method evaluating a variety of quantitative and qualitative factors such as actual and forecasted results, cash position, recent or planned transactions, and market comparable companies.

- Nature and selection of financing rounds

- Weighting of financing rounds

- Discounts for lack of marketability

- Weighting of equity allocation method such as option pricing model and common stock equivalent model

- Volatility assumptions

- Estimated time to exit

- Imminent exit value

The estimated fair value would increase (decrease) if:

- Different financing rounds are selected

- Weighting of financing rounds changes

-Weighting of the applied equity allocation methods changes

- Volatility assumptions were higher(lower)

- Estimated time to exit increases (decreases)

- The imminent exit value increases (decreases)

		Last financing round valuations	Nature and pricing indication of latest financing round

The estimated fair value would increase (decrease) if:

-Price of latest financing round increases (decreases)

- The overall company value were higher (lower)

- The respective analyzed share class would be affected by this change due to its rights and preferences

		Net asset value/fair market value as reported by the respective funds	Net asset value calculations of the respective funds	The estimated fair value would increase (decrease) if: -Reported net asset value of respective fund were higher (lower)
Call option on equity shares	Level 3

Market approach. Venture capital method evaluating a variety of quantitative and qualitative factors such as actual and forecasted results, cash position, recent or planned transactions, and market comparable companies.

			NA	NA
Other financial assets/ Financial liabilities
FX forward contracts	Level 2

Discounted cash flow using par method. Expected future cash flows based on forward exchange rates are discounted over the respective remaining term of the contracts using the respective deposit interest rates and spot rates.

			NA	NA
Interest rate swaps	Level 2

Discounted cash flow. Expected future cash flows are estimated based on forward interest rates from observable yield curves and contract interest rates, discounted at a rate that reflects the credit risk of the counterparty.

			NA	NA

Schedule of Financial Instruments Not Measured at Fair Value

Type	Fair Value Hierarchy	Determination of Fair Value/Valuation Technique
Financial liabilities
Fixed-rate bonds (financial liabilities)	Level 1	Quoted prices in an active market
Fixed-rate private placements/ loans (financial liabilities)	Level 2	Discounted cash flows Future cash outflows for fixed interest and principal are discounted over the term of the respective contracts using the market interest rates as at the reporting date.

Schedule of Reconciliation from the Opening to the Closing Balances Fair Values Classified as Level 3 Fair Values

€ millions	2021	2020
1/1	2,508	1,896
Transfers
Into Level 3	0	0
Out of Level 3	-455	-201
Purchases	1,076	728
Sales	-852	-233
Gains/losses
Included in financial income, net	2,348	501
Included in exchange differences in other comprehensive income	256	-183
12/31	4,881	2,508
Change in unrealized gains/losses in profit or loss for equity investments held at the end of the reporting period	1,789	376